Plant and Equipment - Schedule of Property and Equipment (Details) - Asian Equity Exchange Group Co LTD [Member]	Dec. 31, 2015 USD ($)
Property and equipment Gross	$ 20,409
Accumulated depreciation	(2,207)
Property and equipment, Net	18,202
Leasehold Improvements [Member]
Property and equipment Gross	17,149
Office Equipment [Member]
Property and equipment Gross	$ 3,260